Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Reconciliation of Cash, Equivalents and Restricted Cash
The following table is a reconciliation of cash, cash equivalents, and restricted cash included in the accompanying consolidated balance sheets that sum to the total cash, cash equivalents and restricted cash included in the accompanying consolidated statements of cash flows.

	December 31, 2019	December 31, 2020
Cash and cash equivalents	$37,435	$35,531
Restricted cash included in “other assets” and “prepaid expenses and other current assets”, respectively	88	88
	$37,523	$35,619

Reconciliation of Cash, Equivalents and Restricted Cash
The following table is a reconciliation of cash, cash equivalents and restricted cash included in the accompanying condensed consolidated balance sheets that sum to the total cash, cash equivalents and restricted cash included in the accompanying condensed consolidated statements of cash flows for the nine months ended September 30, 2021 and 2020.

	September 30, 2021	September 30, 2020
Cash and cash equivalents	$188,510	$32,712
Restricted cash included in “other long-term assets”	176	88
Total cash, cash equivalents and restricted cash, at end of period	$188,686	$32,800

The following table is a reconciliation of cash, cash equivalents, and restricted cash included in the accompanying consolidated balance sheets that sum to the total cash, cash equivalents and restricted cash included in the accompanying consolidated statements of cash flows.

	December 31, 2019	December 31, 2020
Cash and cash equivalents	$37,435	$35,531
Restricted cash included in “other assets” and “prepaid expenses and other current assets”, respectively	88	88
	$37,523	$35,619

Schedule of Earnings Per Share, Basic and Diluted
The following table presents a reconciliation of the weighted-average shares outstanding used in the calculation of basic and diluted net income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Weighted-average shares outstanding:
Weighted-average number of shares of common stock used in computing net income (loss) per share attributable to common stockholders—basic	135,673,000	94,834,000	122,595,000	94,722,000
Dilutive effect of share equivalents resulting from stock options	—	—	6,417,000	—
Dilutive effect of share equivalents resulting from RSAs and RSUs	—	—	164,000	—
Dilutive effect of shares issuable upon conversion of preferred stock	—	—	9,463,000	—
Weighted-average number of shares of common stock used in computing net income (loss) per share attributable to common stockholders—diluted	135,673,000	94,834,000	138,639,000	94,722,000

Schedule of Potentially Dilutive Common Stock Equivalents
The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options outstanding	6,500,908	6,223,290	19,503	6,300,903
Shares of Preferred Stock	—	29,695,200	—	29,695,200
Unvested RSAs and RSUs	140,793	—	23,723	—
	6,641,701	35,918,490	43,226	35,996,103

The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the period presented:

	Year ended December 31,
	2019	2020
Stock options outstanding	5,693,100	7,611,258
Shares of Preferred Stock	29,695,200	29,695,200
Restricted stock outstanding	—	156,852